Financial Instruments - Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the fair value measurements using significant unobservable inputs
Investment related impairment	$ 40,161	$ 8,005	$ 2,521
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Investment related impairment	35,400	8,000	$ 2,500
Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Fair value of investments	$ 0	$ 0
Significant Unobservable Inputs (Level 3) | Non-recurring | Minimum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent)	20.00%
Significant Unobservable Inputs (Level 3) | Non-recurring | Maximum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent)	22.00%